Supplemental Data (Summary of Accounts Receivable, Net) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Supplemental Data (Millions of dollars) [Abstract]
From customers	$ 1,650	$ 1,778
Other	126	129
Less allowance for doubtful accounts and sales discounts	(48)	(71)
Total	$ 1,728	$ 1,836